EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended October 31, 2015

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	36.98%
From	01-Oct-15	15-Oct-15	16-Nov-15	Floating Allocation Percentage at Month-End	65.83%
To	31-Oct-15	16-Nov-15
Days	32

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	7/1/2017	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$129,650.91
Series Nominal Liquidation Amount	1,111,269,650.91

Required Participation Amount	$1,111,269,650.91		Accumulation Account
Excess Receivables	$698,206,280.00		Beginning	-
			Payout	-
Total Collateral	1,809,475,930.91		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	201.05%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	32
	Total Pool		A1 LIBOR	0.195750%
Beginning Gross Principal Pool Balance	$5,132,964,023.88		A1 Applicable Margin	0.400000%
Total Principal Collections	$(1,843,871,617.15)			0.595750%
Investment in New Receivables	$2,235,047,758.16				0.92%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$(62,015,035.39)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(561,110,015.64)			Actual	Per $1000
Less Servicing Adjustment	$(7,332,874.29)		Interest A1	291,255.56	0.29
Ending Balance	$4,893,682,239.57		Principal A1	-	$0.00

SAP for Next Period	36.98%				0.29

Average Receivable Balance	$4,733,423,770.33			Actual	Per $1000
Monthly Payment Rate	38.95%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	711,255.56	0.889069%
	Total Pool		Servicing Fee	$927,692.86
Total Interest Collections	$10,360,796.49		Excess Cash Flow	811,082.24
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$10,360,796.49
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-